Stockholder's Equity - Changes in the Number of Ordinary Shares Outstanding and Treasury Shares Held by the Company (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares Outstanding [Abstract]
Beginning balance	239,016,924	237,809,823
Common stock issued	3,304,808	1,672,923
Purchase of common stock	(933,455)	(465,822)
Ending balance	241,388,277	239,016,924
Shares Held as Treasury Shares [Abstract]
Beginning balance	7,824,204	7,400,027
Purchase of common stock	933,455	465,822
Retirement of common stock	(455,655)	(41,645)
Ending balance	8,302,004	7,824,204
Common stock, shares issued	249,690,281	246,841,128